Summary of selected significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of initial application of standards or interpretations [line items]
Schedule of Initial Application of Standards or Interpretations
The following standards and interpretations apply for the first time to financial reporting periods commencing on or after January 1, 2022:

Title	Effective Date
Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before intended use	January 1, 2022
Amendments to IFRS 3 – Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS 9 Financial Instruments – clarifies which fees should be included in the 10% test for derecognition of financial liabilities.	January 1, 2022
Annual Improvements to IFRS 16 Leases – amendment to remove any confusion about the treatment of lease incentives.	January 1, 2022